Investments in equity investees - Cai Niao, Cainiao Post and ZJ New Industries (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2018
Investments in equity investees
Impairment losses related to equity investments without readily determinable fair values	¥ 0	¥ (931,367)	¥ 0
Zhejiang Yizhan Network Technology Co., Ltd.
Investments in equity investees
Equity interest in equity investments without readily determinable fair values (as a percent)	13.75%	13.75%		15.00%
Total consideration				¥ 1,075,000
Impairment losses related to equity investments without readily determinable fair values	¥ 451,436
Zhijiang New Industries Limited
Investments in equity investees
Impairment losses related to equity investments without readily determinable fair values	¥ 0	¥ 931,367	¥ 0